Subsequent events	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Subsequent events

Note 39 - Subsequent events

Extraordinary Shareholders’ Meeting

The Extraordinary Shareholders’ Meeting of Itaú Corpbanca was held on January 19, 2023, at which the following main resolutions were adopted:

(a) Amending (i) Article 1 of the Bylaws, in order to change the business name of the Bank to "BANCO ITAÚ CHILE", and to add the trade name "ITAÚ CHILE", maintaining the current "BANCO ITAÚ" and "ITAÚ” names; (ii) Article 9 of the Bylaws, in order to reduce the number of directors from eleven to seven; (ii) Article 9 of the Bylaws, to reduce the number of regular directors from eleven to seven; to reduce the number of alternate directors from two to one; and to modify the procedure for appointing replacement directors in case of vacancy; and (iii) Articles 12 and 21 of the Bylaws, regarding the procedure for calling Board meetings and electing its members.

The aforementioned amendments will become effective as of the date of the resolution of the Financial Market Commission (the "CMF") approving the amendments to the by-laws agreed upon at the Meeting. The Bank’s Board of Directors shall call a Shareholders’ Meeting to be held within 60 days from the date of the CMF resolution approving the amendments, in order to elect the seven regular members and the alternate member of the Board. The members of the Board serving at the date of the resolution of the CMF approving the amendments will remain in their functions and the Board will operate with the quorums applicable prior to the amendments, until the Bank’s Shareholders’ Meeting called pursuant to the foregoing has elected the seven regular members and one alternate member of the Board of Directors;

(b) Decreasing the number of shares in which the share capital is divided from 973,517,871,202 to 216,347,305, without modifying the Bank’s subscribed and paid-in capital amount (the “Reverse Stock Split”).

Each of the Bank’s shareholders shall receive in exchange one new share for every 4,500 shares of the Bank held at midnight on the business day prior to the day on which the amendments to the Bank’s by-laws relating to the capital agreed at the Meeting become effective. Therefore, for each share held, the shareholder will receive 0.00022222222222222 new shares (the "Exchange Ratio"), which means that of the 216,347,305 new shares into which the share capital is divided, a backup package of 10,000 shares has been reserved, which is not considered in the numerical calculation of the Exchange Ratio (the "Backup Shares"). The Backup Shares will be used as a buffer to cover any possible shortage of shares that may occur and that will not be covered by the remainder generated by fractions of shares not assigned by application of the Exchange Ratio, all to comply with the provisions of the regulations in force so that no shareholder loses its status as such due to the exchange.

Any shares remaining after completion of the exchange will be formally cancelled at an Extraordinary Shareholders’ Meeting that the Board of Directors shall call immediately following the next Ordinary Shareholders’ Meeting to be held after the date on which the exchange is completed.

If, at the time of the share exchange, a number of backup shares in excess of 10,000 shares is ultimately required for any cause or reason, the Reverse Stock Split will be deemed to have failed and the Board of Directors - in addition to providing that this situation be reported by means of an Essential Event and adopting all other resolutions, formalities and actions required in connection with this matter - will call a new Extraordinary Shareholders’ Meeting to, among other matters that may be appropriate, annul the amendments to the Bank's bylaws relating to capital agreed at the Shareholders’ Meeting.

Note 39 - Subsequent events, continued

At the date of the exchange, shareholders who hold a total number of shares in excess of 4,500 and other than a whole multiple of 4,500, shall be entitled to be compensated in cash by the Bank for any fraction of shares corresponding to them. For this purpose, a valuation criterion will be used that takes into account the highest of (i) the closing price of the stock transactions on the Santiago Stock Exchange on the day prior to the date of the share exchange and (ii) the weighted average price of the transactions registered in the Stock Exchanges during the period of 60 stock exchange business days between the 30 and 90 stock exchange business day prior to the date of the share exchange.

As a result of the foregoing, it was agreed to amend Transitory Articles 5 and 1 of the Bylaws, relating to the share capital.

The agreements referred to in this paragraph (b) shall become effective on the date on which the last of the following suspensive and copulative conditions are met: (i) that the CMF approves, via the appropriate resolution, the amendments to the bylaws approved at the Meeting; (ii) that the CMF register with the Securities Registry the 216,347,305 new shares to be issued pursuant to the approval of the Shareholders’ Meeting. (iii) that the country's Stock Exchanges record in their registries the date on which the material exchange of the new shares is to take place, after which the new shares may be traded in the local stock market, for which the Chief Executive Officer will formally inform said Stock Exchanges, with due notice and in the manner provided in the regulations issued for such purpose by the CMF;

(c) Approving a new text of the Bank's Bylaws that replaces the current Bylaws completely, which includes the amendments to the Bylaws adopted at the Shareholders’ Meeting, and which also contains changes to adapt the Bylaws to legal amendments; and

(d) Broadly empowering the Board of Directors and/or the Bank's Chief Executive Officer to resolve and implement all aspects, modalities, amendments, actions and details that may arise in connection with the resolutions adopted at the Meeting.

Change of Bank’s Name

By Resolution No. 2,215, issued on March 28, 2023, the Comisión para el Mercado Financiero approved the amendments to the by-laws of Itaú Corpbanca (the “Bank”) as resolved at the extraordinary general meeting of shareholders’ held on January 19, 2023, which, among other matters, resolved to change the name of the Bank to “Banco Itaú Chile”, and in turn modify and/or broaden its fantasy names to “Itaú”, “Itaú Chile” and “Banco Itaú”.

The certificate evidencing said resolution was registered in the Registro de Comercio of Santiago on April 3, 2023 and published in the Official Gazette on April 6, 2023.

Consequently, the process of amending the Bank’s by-laws regarding its change of name has been completed, with effect from the date of the aforementioned resolution, that is, on March 28, 2023.

Note 39 - Subsequent events, continued

Banco Itaú Chile announcing 2023 Annual General Shareholder’s Meeting Approvals

On April 20, 2023, Banco Itaú Chile informed by means of a significant event that the following resolutions, among others, were adopted at the Bank's Ordinary Shareholders' Meeting held on April 20, 2023:

1.- To renew in its entirety the Bank’s board of directors. Consequently, the following seven principal members and one alternate member were appointed, as provided in the Bank’s by-laws:

Board Members:

1. Diego Fresco Gutiérrez

2. Matias Granata

3. Milton Maluhy Filho

4. Pedro Paulo Giubbina Lorenzini

5. Pedro Samhan Escándar

6. Ricardo Villela Marino

7. Luis Octavio Bofill Genzsch

Alternate Board Member:

1. Rogerio Carvalho Braga

It is noted herein that the board members, Mr. Pedro Samhan Escándar and Mr. Luis Octavio Bofill Genzsch, were appointed as independent directors, as provided in Article 50 bis. of Law No. 18,046.

2.- To distribute a dividend equivalent to 30% of the distributable net income for the fiscal year 2022, which represents an aggregate amount of Ch$130,123,237,338, payable to the holders of the 973,517,871,202 validly issued shares of the Bank, who are entitled to receive dividends of Ch$0.1336629158920 per share. In addition, it was approved that the remaining 70% of the profits to be retained.

The dividends will be available to the shareholders as of from April 25, 2023. In this regard, shareholders who were registered in the Shareholders Registry at midnight on April 19, 2023, will have the right to receive dividends, that is, those who are registered in said registry 5 business days prior to the date of payment.

Note 39 - Subsequent events, continued

Others

In the year between January 1st, 2023  and the date of issuance of these Consolidated Financial Statements, no other subsequent events have occurred that could significantly affect them.

Roxana Zamorano	Gabriel Moura
Chief Accounting Officer	Chief Executive Officer